Unaudited Condensed Consolidated Statements Of Operations (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Costs and Expenses	$ 346,771	$ 434,801
REVENUE	407,801	491,386
Cost of Revenue [Abstract]
Fuel Costs	102,919	189,730
Cost of Goods and Services Sold	38,633	49,890
OPERATING EXPENSES:
Utilities Operating Expense, Maintenance and Operations	115,368	117,899
Depreciation and amortization	80,433	69,852
Taxes other than income taxes	7,895	7,430
Operating Income (Loss)	61,030	56,585
Allowance for equity funds used during construction	831	1,570
Interest Expense	43,648	34,843
Other Nonoperating Income (Expense)	306	1,017
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	18,519	24,329
Income Tax Expense (Benefit)	3,909	5,214
NET INCOME	14,610	19,115
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(2,552)	0
NET INCOME ATTRIBUTABLE TO COMMON STOCK	17,162	19,115
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	1,523	0
Operating Income (Loss)	61,030	56,585
OTHER (EXPENSE) / INCOME, NET:
Allowance for equity funds used during construction	831	1,570
Interest Expense	(43,648)	(34,843)
Other Nonoperating Income (Expense)	306	1,017
Total other expense, net	(42,511)	(32,256)
INCOME BEFORE INCOME TAX
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	18,519	24,329
Income Tax Expense (Benefit)	3,909	5,214
NET INCOME	14,610	19,115
NET INCOME ATTRIBUTABLE TO COMMON STOCK	$ 17,162	19,115
Retained Earnings [Member]
OPERATING EXPENSES:
NET INCOME ATTRIBUTABLE TO COMMON STOCK		19,115
INCOME BEFORE INCOME TAX
NET INCOME ATTRIBUTABLE TO COMMON STOCK		$ 19,115